UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-09651
                                   811-09735

Name of Fund:  Merrill Lynch Focus Twenty Fund, Inc.
               Master Focus Twenty Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/04

Date of reporting period: 12/01/03 - 11/30/04

Item 1 - Report to Stockholders


(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Merrill Lynch Focus Twenty
Fund, Inc.


Annual Report
November 30, 2004


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Focus Twenty Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


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Merrill Lynch Focus Twenty Fund, Inc.


Portfolio Holdings as of November 30, 2004


                                               Percent of
                                                 Total
Industrial Classification                     Investments

Communications Equipment                         14.3%
Internet Software & Services                      7.7
Electronic Equipment & Instruments                7.2
Biotechnology                                     6.6
Health Care Equipment & Supplies                  5.9
Commercial Services & Supplies                    5.6
Wireless Telecommunication Services               5.1
Capital Markets                                   4.7
Internet & Catalog Retail                         4.3
Metals & Mining                                   4.2
Software                                          4.1
Media                                             4.1
Road & Rail                                       3.7
Trading Companies & Distributors                  3.0
Specialty Retail                                  2.5
Auto Components                                   2.4
Chemicals                                         2.2
Machinery                                         2.2
Oil & Gas                                         2.0
Other*                                            8.2

* Includes portfolio holdings in short-term investments.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



A Letter From the President


Dear Shareholder

As we ended the current reporting period, several topics weighed heavily on investors' minds. Among them were questions about economic growth, corporate earnings, interest rates and inflation, politics, the price of oil and terrorism - all issues that are worth addressing here.

While the pace of economic expansion slowed somewhat between the first and second quarters of 2004, gross domestic product reaccelerated in the third quarter and is expected to approach 4% for the year. The generally favorable economic environment has benefited American corporations, which continued to post strong earnings. Although the extraordinary results seen in 2004 are likely to moderate in 2005, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board has signaled its confidence in the economic recovery by increasing the Federal Funds target rate five times since June 2004, from 1% to 2.25% as of the December 14 Federal Open Market Committee meeting. Inflation, for its part, has remained fairly subdued.

While the re-election of President Bush was generally viewed as business-friendly, the rising price of oil continued to be a concern for consumers and corporations. Although the price of oil has exceeded $50 per barrel recently, the situation is far from the crisis proportions we saw in the 1980s. Lastly, but importantly, terrorism and geopolitical tensions are unwelcome realities we are forced to live with today. Historically, however, the financial effects of any single event tend to be short-lived.

Amid the ambiguities, the Standard & Poor's 500 Index returned +12.86% for the 12-month period and +5.68% for the six-month period ended November 30, 2004. As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key during uncertain times is to remain focused on the big picture. While tracking current events is important, investment success comes from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

Finally, after 35 years in the asset management business, it is with great satisfaction and some nostalgia that I embark on my retirement, effective January 1, 2005. The industry has evolved significantly over the past three and a half decades, and I am privileged to have been a part of it. I wish you continued success as you pursue your investment goals and, as always, I thank you for allowing Merrill Lynch Investment Managers to be a part of your financial life.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director/Trustee



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



A Discussion With Your Fund's Portfolio Management Team Leader


We continued our search for companies with superior earnings and revenue growth, and ended the period with a focus on higher-beta, smaller-capitalization stocks.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended November 30, 2004, Merrill Lynch Focus Twenty Fund, Inc.'s Class A, Class B, Class C and Class I Shares had total returns of +4.49%, +3.97%, +3.31% and +5.10%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 9 of this report to shareholders.) For the same period, the benchmark Russell 1000 Growth Index returned +5.83% and the Lipper Multi-Cap Growth Funds category had an average return of +8.52%. (This Lipper category includes funds that invest in a variety of market-capitalization ranges without concentrating 75% of their assets in any one range. Multi-cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of stocks in a major, unmanaged stock index.)

The past 12 months could be aptly described as a challenging period for investment. We witnessed large market up-swings and significant negative draw-downs. During the first several months of the fiscal year, the markets continued a rally from the prior period. However, the tide quickly turned into a negatively trending and oscillating market, as investors reacted to election-related uncertainty, violence in Iraq, record-high oil prices, rising interest rates and a series of soft economic data. After weathering this very volatile patch, the market embarked on a significant rally during the final five weeks of the fiscal year.

Although corporate earnings continued on their positive bent throughout the year, the most outstanding reports were delivered in the earlier part of the fiscal year. On balance, earnings announcement seasons were particularly difficult to navigate.

In general, technology and financials companies were the biggest detractors from relative performance while consumer discretionary, materials and telecommunication services companies contributed positively to the Fund's relative results. Specifically, our overweight positions in Ameritrade Holding Corporation, Agere Systems and Fairchild Semiconductor Corporation delivered the most severe performance penalty. Conversely, overweightings in Nextel Partners, Inc. and eBay Inc., in addition to underweightings in Intel Corp. and Pfizer Inc., contributed positively to relative performance.

Our investment process focused primarily on companies with superior earnings and revenue growth. However, within our investment universe, it was companies with lackluster or negative earnings surprises and revisions that generally outperformed those with higher realized and/or forecasted earnings.


What changes were made to the portfolio during the year?

Relative to its benchmark, the portfolio began the period significantly overweight in the technology sector and underweight in the healthcare, consumer discretionary and consumer staples areas of the market.

In February 2004, the current investment team assumed responsibility for the day-to-day management of the Fund. Our approach to stock selection generally positioned the portfolio in companies with higher earnings growth and revenue acceleration, positive earnings revisions and surprises, as well as positive relative strength.

Overall, we added to the portfolio's positions in the industrials and materials sectors while reducing our relative overweighting in technology. For the most part, changes in portfolio composition were based on bottom-up stock picking (that is, based on the merits of individual stocks) rather than a top-down, or macro, view of the economy or individual sectors.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



How would you characterize the portfolio's position at the close of the period?

At the end of the period, the portfolio was overweight in the technology, industrials and materials sectors and underweight in healthcare and consumer staples. The portfolio was also positioned with a higher beta than the Russell 1000 Growth Index and held stocks with a smaller weighted average market capitalization. Overall, we continue to focus on companies with compelling growth and momentum characteristics.

We remain bullish on the U.S. economy and look for continued moderate growth in corporate revenues and earnings. Favorable exchange rates should also benefit U.S. corporate profits; however, steepening U.S. budget deficits may taper growth prospects.


Brian Fullerton
Portfolio Management Team Leader


December 15, 2004



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Performance Data


About Fund Performance


Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25% per year. In addition, Class C
Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Performance Data (continued)

Recent Performance Results

                                                             6-Month            12-Month         Since Inception
As of November 30, 2004                                    Total Return       Total Return         Total Return
ML Focus Twenty Fund, Inc.--Class A Shares*                   +0.62%             + 4.49%              -83.70%
ML Focus Twenty Fund, Inc.--Class B Shares*                    0.00              + 3.97               -84.30
ML Focus Twenty Fund, Inc.--Class C Shares*                    0.00              + 3.31               -84.40
ML Focus Twenty Fund, Inc.--Class I Shares*                   +0.61              + 5.10               -83.50
Russell 1000 R Growth Index**                                 +0.81              + 5.83               -42.88
S&P 500 R Index***                                            +5.68              +12.86               -10.43
S&P 500 R Barra Growth Index****                              +1.47              + 6.88               -32.29

   * Investment results shown do not reflect sales charges; results would be lower if a sales charge were included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 3/03/00.

  ** This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation. Since inception total return is from 3/03/00.

 *** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the
     U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of
     NYSE issues. Since inception total return is from 3/03/00.

**** This unmanaged broad-based Index is a capitalization-weighted index of all the stocks in the Standard &
     Poor's 500 Index that have higher price-to-book ratios. Since inception total return is from 3/03/00.

     Russell 1000 is a registered trademark of the Frank Russell Company.

     S&P 500 is a registered trademark of the McGraw-Hill Companies.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Performance Data (continued)


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class A & Class B Shares

A line graph illustrating the growth of a $10,000 investment in ML Focus Twenty Fund, Inc.++ Class A and Class B Shares* compared to a similar investment in Russell 1000 Growth Index++++, S&P 500
Index++++++ and S&P 500 Barra Growth Index++++++++. Values illustrated are as follows:


ML Focus Twenty Fund, Inc.++
Class A Shares*

Date                       Value

3/3/2000**               $ 9,475.00
November 2000            $ 5,903.00
November 2001            $ 1,886.00
November 2002            $ 1,203.00
November 2003            $ 1,478.00
November 2004            $ 1,544.00


ML Focus Twenty Fund, Inc.++
Class B Shares*

Date                       Value

3/3/2000**               $10,000.00
November 2000            $ 6,190.00
November 2001            $ 1,960.00
November 2002            $ 1,240.00
November 2003            $ 1,510.00
November 2004            $ 1,539.00


Russell 1000 Growth Index++++

Date                       Value

3/3/2000**               $10,000.00
November 2000            $ 7,745.00
November 2001            $ 5,979.00
November 2002            $ 4,623.00
November 2003            $ 5,398.00
November 2004            $ 5,712.00


S&P 500 Index++++++

Date                       Value

3/3/2000**               $10,000.00
November 2000            $ 9,411.00
November 2001            $ 8,260.00
November 2002            $ 6,896.00
November 2003            $ 7,937.00
November 2004            $ 8,957.00


S&P 500 Barra Growth Index++++++++

Date                       Value

3/3/2000**               $10,000.00
November 2000            $ 8,243.00
November 2001            $ 6,872.00
November 2002            $ 5,624.00
November 2003            $ 6,335.00
November 2004            $ 6,771.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests all of its assets in Master Focus Twenty Trust. The Trust invests primarily in common stocks of approximately 20 companies that Trust management believes have strong earnings growth and capital appreciation potential.

++++This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation. The Fund now uses this Index as its benchmark rather than the S&P 500 Barra Growth Index because the Russell 1000 Index is more representative of the Fund's growth investing style.

++++++This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

++++++++This unmanaged Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index that have higher price-to-book ratios.

Past performance is not predictive of future results.



Average Annual Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**

Class A Shares*

One Year Ended 11/30/04                 + 4.49%          - 1.00%
Inception (3/03/00)
through 11/30/04                        -31.77           -32.54

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

One Year Ended 11/30/04                 + 3.97%          - 0.03%
Inception (3/03/00)
through 11/30/04                        -32.31           -32.59

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Performance Data (concluded)


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C & Class I Shares

A line graph illustrating the growth of a $10,000 investment in ML Focus Twenty Fund, Inc.++ Class C and Class I Shares* compared to a similar investment in Russell 1000 Growth Index++++, S&P 500
Index++++++ and S&P 500 Barra Growth Index++++++++. Values illustrated are as follows:


ML Focus Twenty Fund, Inc.++
Class C Shares*

Date                       Value

3/3/2000**               $10,000.00
November 2000            $ 6,190.00
November 2001            $ 1,960.00
November 2002            $ 1,240.00
November 2003            $ 1,510.00
November 2004            $ 1,560.00


ML Focus Twenty Fund, Inc.++
Class I Shares*

Date                       Value

3/3/2000**               $ 9,475.00
November 2000            $ 5,912.00
November 2001            $ 1,895.00
November 2002            $ 1,213.00
November 2003            $ 1,488.00
November 2004            $ 1,563.00


Russell 1000 Growth Index++++

Date                       Value

3/3/2000**               $10,000.00
November 2000            $ 7,745.00
November 2001            $ 5,979.00
November 2002            $ 4,623.00
November 2003            $ 5,398.00
November 2004            $ 5,712.00


S&P 500 Index++++++

Date                       Value

3/3/2000**               $10,000.00
November 2000            $ 9,411.00
November 2001            $ 8,260.00
November 2002            $ 6,896.00
November 2003            $ 7,937.00
November 2004            $ 8,957.00


S&P 500 Barra Growth Index++++++++

Date                       Value

3/3/2000**               $10,000.00
November 2000            $ 8,243.00
November 2001            $ 6,872.00
November 2002            $ 5,624.00
November 2003            $ 6,335.00
November 2004            $ 6,771.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests all of its assets in Master Focus Twenty Trust. The Trust invests primarily in common stocks of approximately 20 companies that Trust management believes have strong earnings growth and capital appreciation potential.

++++This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation. The Fund now uses this Index as its benchmark rather than the S&P 500 Barra Growth Index because the Russell 1000 Index is more representative of the Fund's growth investing style.

++++++This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

++++++++This unmanaged Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index that have higher price-to-book ratios.

Past performance is not predictive of future results.



Average Annual Total Return


                                        Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 11/30/04                 + 3.31%          + 2.31%
Inception (3/03/00)
through 11/30/04                        -32.40           -32.40

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 11/30/04                 + 5.10%          - 0.42%
Inception (3/03/00)
through 11/30/04                        -31.59           -32.37

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Disclosure of Expenses

Shareholders of this Fund may incur the following charges:
(a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on June 1, 2004 and held through November 30, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                              Expenses Paid
                                                                             Ending         During the Period*
                                                       Beginning         Account Value       June 1, 2004 to
                                                     Account Value        November 30,         November 30,
                                                      June 1, 2004            2004                 2004
Actual

Class A                                                  $1,000            $1,006.20              $ 9.87
Class B                                                  $1,000            $1,000.00              $14.22
Class C                                                  $1,000            $1,000.00              $14.32
Class I                                                  $1,000            $1,006.10              $ 8.64

Hypothetical (5% annual return before expenses)**

Class A                                                  $1,000            $1,015.64              $ 9.91
Class B                                                  $1,000            $1,011.26              $14.30
Class C                                                  $1,000            $1,011.16              $14.40
Class I                                                  $1,000            $1,016.87              $ 8.68

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.93% for Class A, 2.79% for Class B, 2.81% for Class C and 1.69% for Class I), multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder and the master fund in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Statement of Assets and Liabilities                                                   Merrill Lynch Focus Twenty Fund, Inc.

As of November 30, 2004
Assets

           Investment in Master Focus Twenty Trust, at value (identified cost--$132,927,026)                $   143,963,783
           Prepaid expenses                                                                                          22,031
                                                                                                            ---------------
           Total assets                                                                                         143,985,814
                                                                                                            ---------------

Liabilities

           Payables:
               Other affiliates                                                           $       188,589
               Distributor                                                                         99,452
               Administrator                                                                        3,960           292,001
                                                                                          ---------------
           Accrued expenses                                                                                          80,905
                                                                                                            ---------------
           Total liabilities                                                                                        372,906
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   143,612,908
                                                                                                            ===============

Net Assets Consist of

           Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                    $       828,503
           Class B Shares of Common Stock, $.10 par value, 300,000,000 shares authorized                          4,338,994
           Class C Shares of Common Stock, $.10 par value, 300,000,000 shares authorized                          2,637,192
           Class I Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                          1,271,869
           Paid-in capital in excess of par                                                                   1,704,526,897
           Accumulated realized capital losses allocated from the Trust--net             $(1,581,027,304)
           Unrealized appreciation allocated from the Trust--net                               11,036,757
                                                                                         ----------------
           Total accumulated losses--net                                                                    (1,569,990,547)
                                                                                                            ---------------
           Net Assets                                                                                       $   143,612,908
                                                                                                            ===============

Net Asset Value

           Class A--Based on net assets of $13,494,405 and 8,285,028 shares outstanding                     $          1.63
                                                                                                            ===============
           Class B--Based on net assets of $67,922,392 and 43,389,942 shares outstanding                    $          1.57
                                                                                                            ===============
           Class C--Based on net assets of $41,234,093 and 26,371,916 shares outstanding                    $          1.56
                                                                                                            ===============
           Class I--Based on net assets of $20,962,018 and 12,718,685 shares outstanding                    $          1.65
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Statement of Operations                                                               Merrill Lynch Focus Twenty Fund, Inc.

For the Year Ended November 30, 2004
Investment Income Allocated from the Trust--Net

           Net investment income allocated from the Trust:
               Dividends                                                                                    $     1,410,427
               Interest (including $51,285 from affiliates)                                                          52,145
               Securities lending                                                                                    26,452
               Expenses (net of $38,342 waiver)                                                                 (1,202,233)
                                                                                                            ---------------
           Net investment income allocated from the Trust                                                           286,791
                                                                                                            ---------------

Expenses

           Account maintenance and distribution fees--Class B                             $       802,953
           Transfer agent fees--Class B                                                           561,276
           Account maintenance and distribution fees--Class C                                     480,993
           Administration fees                                                                    423,299
           Transfer agent fees--Class C                                                           345,921
           Transfer agent fees--Class I                                                           144,510
           Professional fees                                                                      113,699
           Transfer agent fees--Class A                                                            97,387
           Printing and shareholder reports                                                        77,706
           Registration fees                                                                       53,479
           Account maintenance fees--Class A                                                       41,171
           Other                                                                                   22,542
                                                                                          ---------------
           Total expenses                                                                                         3,164,936
                                                                                                            ---------------
           Investment loss--net                                                                                 (2,878,145)
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) Allocated from the Trust--Net

           Realized gain allocated from the Trust--net                                                           12,303,076
           Change in unrealized appreciation/depreciation allocated from the Trust--net                         (2,647,732)
                                                                                                            ---------------
           Total realized and unrealized gain allocated from the Trust--net                                       9,655,344
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $     6,777,199
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Statements of Changes in Net Assets                                                   Merrill Lynch Focus Twenty Fund, Inc.

                                                                                                 For the Year Ended
                                                                                                     November 30,
Increase (Decrease) in Net Assets:                                                               2004              2003
Operations

           Investment loss--net                                                           $   (2,878,145)   $   (3,980,191)
           Realized gain allocated from the Trust--net                                         12,303,076        41,490,797
           Change in unrealized appreciation/depreciation allocated from the Trust--net       (2,647,732)       (2,309,844)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 6,777,199        35,200,762
                                                                                          ---------------   ---------------

Capital Share Transactions

           Net decrease in net assets derived from capital share transactions                (50,862,426)      (42,399,447)
                                                                                          ---------------   ---------------

Net Assets

           Total decrease in net assets                                                      (44,085,227)       (7,198,685)
           Beginning of year                                                                  187,698,135       194,896,820
                                                                                          ---------------   ---------------
           End of year                                                                    $   143,612,908   $   187,698,135
                                                                                          ===============   ===============

           See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Financial Highlights                                                                  Merrill Lynch Focus Twenty Fund, Inc.
                                                                                        Class A
The following per share data and ratios have been derived                                                    For the Period
from information provided in the financial statements.                                                      March 3, 2000++
                                                                     For the Year Ended November 30,        to November 30,
Increase (Decrease) in Net Asset Value:                         2004         2003         2002         2001       2000
Per Share Operating Performance

           Net asset value, beginning of period             $      1.56  $      1.27  $      1.99  $      6.23  $     10.00
                                                            -----------  -----------  -----------  -----------  -----------
           Investment loss--net                              (.02)+++++   (.02)+++++   (.03)+++++        (.03)        (.05)
           Realized and unrealized gain (loss)
           allocated from the Trust--net                            .09          .31        (.69)       (4.21)       (3.72)
                                                            -----------  -----------  -----------  -----------  -----------
           Total from investment operations                         .07          .29        (.72)       (4.24)       (3.77)
                                                            -----------  -----------  -----------  -----------  -----------
           Net asset value, end of period                   $      1.63  $      1.56  $      1.27  $      1.99  $      6.23
                                                            ===========  ===========  ===========  ===========  ===========

Total Investment Return**

           Based on net asset value per share                     4.49%       22.83%     (36.18%)     (68.06%)  (37.70%)+++
                                                            ===========  ===========  ===========  ===========  ===========

Ratios to Average Net Assets

           Expenses++++                                           1.95%        2.10%        2.12%        1.38%       1.36%*
                                                            ===========  ===========  ===========  ===========  ===========
           Investment loss--net                                 (1.08%)      (1.57%)      (1.87%)       (.95%)      (.79%)*
                                                            ===========  ===========  ===========  ===========  ===========

Supplemental Data

           Net assets, end of period (in thousands)         $    13,494  $    18,007  $    18,664  $    43,576  $   120,310
                                                            ===========  ===========  ===========  ===========  ===========
           Portfolio turnover of the Trust                      182.69%      316.42%      275.69%      137.66%       62.85%
                                                            ===========  ===========  ===========  ===========  ===========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Financial Highlights (continued)                                                      Merrill Lynch Focus Twenty Fund, Inc.
                                                                                        Class B
The following per share data and ratios have been derived                                                    For the Period
from information provided in the financial statements.                                                      March 3, 2000++
                                                                     For the Year Ended November 30,        to November 30,
Increase (Decrease) in Net Asset Value:                         2004         2003         2002         2001       2000
Per Share Operating Performance

           Net asset value, beginning of period             $      1.51  $      1.24  $      1.96  $      6.19  $     10.00
                                                            -----------  -----------  -----------  -----------  -----------
           Investment loss--net                              (.03)+++++   (.03)+++++   (.04)+++++        (.06)        (.08)
           Realized and unrealized gain (loss)
           allocated from the Trust--net                            .09          .30        (.68)       (4.17)       (3.73)
                                                            -----------  -----------  -----------  -----------  -----------
           Total from investment operations                         .06          .27        (.72)       (4.23)       (3.81)
                                                            -----------  -----------  -----------  -----------  -----------
           Net asset value, end of period                   $      1.57  $      1.51  $      1.24  $      1.96  $      6.19
                                                            ===========  ===========  ===========  ===========  ===========

Total Investment Return**

           Based on net asset value per share                     3.97%       21.77%     (36.73%)     (68.34%)  (38.10%)+++
                                                            ===========  ===========  ===========  ===========  ===========

Ratios to Average Net Assets

           Expenses++++                                           2.81%        2.98%        2.98%        2.18%       2.13%*
                                                            ===========  ===========  ===========  ===========  ===========
           Investment loss--net                                 (1.93%)      (2.45%)      (2.72%)      (1.75%)     (1.56%)*
                                                            ===========  ===========  ===========  ===========  ===========

Supplemental Data

           Net assets, end of period (in thousands)         $    67,922  $    89,384  $    94,834  $   213,058  $   631,827
                                                            ===========  ===========  ===========  ===========  ===========
           Portfolio turnover of the Trust                      182.69%      316.42%      275.69%      137.66%       62.85%
                                                            ===========  ===========  ===========  ===========  ===========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Financial Highlights (continued)                                                      Merrill Lynch Focus Twenty Fund, Inc.
                                                                                        Class C
The following per share data and ratios have been derived                                                    For the Period
from information provided in the financial statements.                                                      March 3, 2000++
                                                                     For the Year Ended November 30,        to November 30,
Increase (Decrease) in Net Asset Value:                         2004         2003         2002         2001       2000
Per Share Operating Performance

           Net asset value, beginning of period             $      1.51  $      1.24  $      1.96  $      6.19  $     10.00
                                                            -----------  -----------  -----------  -----------  -----------
           Investment loss--net                              (.03)+++++   (.03)+++++   (.04)+++++        (.06)        (.08)
           Realized and unrealized gain (loss)
           allocated from the Trust--net                            .08          .30        (.68)       (4.17)       (3.73)
                                                            -----------  -----------  -----------  -----------  -----------
           Total from investment operations                         .05          .27        (.72)       (4.23)       (3.81)
                                                            -----------  -----------  -----------  -----------  -----------
           Net asset value, end of period                   $      1.56  $      1.51  $      1.24  $      1.96  $      6.19
                                                            ===========  ===========  ===========  ===========  ===========

Total Investment Return**

           Based on net asset value per share                     3.31%       21.77%     (36.73%)     (68.34%)  (38.10%)+++
                                                            ===========  ===========  ===========  ===========  ===========

Ratios to Average Net Assets

           Expenses++++                                           2.83%        3.01%        3.01%        2.19%       2.15%*
                                                            ===========  ===========  ===========  ===========  ===========
           Investment loss--net                                 (1.95%)      (2.49%)      (2.75%)      (1.76%)     (1.58%)*
                                                            ===========  ===========  ===========  ===========  ===========

Supplemental Data

           Net assets, end of period (in thousands)         $    41,234  $    53,202  $    56,512  $   127,506  $   378,948
                                                            ===========  ===========  ===========  ===========  ===========
           Portfolio turnover of the Trust                      182.69%      316.42%      275.69%      137.66%       62.85%
                                                            ===========  ===========  ===========  ===========  ===========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Financial Highlights (concluded)                                                      Merrill Lynch Focus Twenty Fund, Inc.
                                                                                        Class I
The following per share data and ratios have been derived                                                    For the Period
from information provided in the financial statements.                                                      March 3, 2000++
                                                                     For the Year Ended November 30,        to November 30,
Increase (Decrease) in Net Asset Value:                         2004         2003         2002         2001       2000
Per Share Operating Performance

           Net asset value, beginning of period             $      1.57  $      1.28  $      2.00  $      6.24  $     10.00
                                                            -----------  -----------  -----------  -----------  -----------
           Investment loss--net                              (.01)+++++   (.02)+++++   (.03)+++++        (.02)        (.02)
           Realized and unrealized gain (loss)
           allocated from the Trust--net                            .09          .31        (.69)       (4.22)       (3.74)
                                                            -----------  -----------  -----------  -----------  -----------
           Total from investment operations                         .08          .29        (.72)       (4.24)       (3.76)
                                                            -----------  -----------  -----------  -----------  -----------
           Net asset value, end of period                   $      1.65  $      1.57  $      1.28  $      2.00  $      6.24
                                                            ===========  ===========  ===========  ===========  ===========

Total Investment Return**

           Based on net asset value per share                     5.10%       22.66%     (36.00%)     (67.95%)  (37.60%)+++
                                                            ===========  ===========  ===========  ===========  ===========

Ratios to Average Net Assets

           Expenses++++                                           1.70%        1.86%        1.90%        1.13%       1.12%*
                                                            ===========  ===========  ===========  ===========  ===========
           Investment loss--net                                  (.83%)      (1.33%)      (1.64%)       (.72%)      (.57%)*
                                                            ===========  ===========  ===========  ===========  ===========

Supplemental Data

           Net assets, end of period (in thousands)         $    20,962  $    27,105  $    24,887  $    43,081  $    55,306
                                                            ===========  ===========  ===========  ===========  ===========
           Portfolio turnover of the Trust                      182.69%      316.42%      275.69%      137.66%       62.85%
                                                            ===========  ===========  ===========  ===========  ===========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Notes to Financial Statements
Merrill Lynch Focus Twenty Fund, Inc.


1. Significant Accounting Policies:
Merrill Lynch Focus Twenty Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Focus Twenty Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates.The percentage of the Trust owned by the Fund at November 30, 2004 was 100.0%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which is included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

(g) Reclassification--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $2,878,145 has been reclassified between paid-in capital in excess of par and accumulated net investment losses as a result of a permanent difference attributable to a net operating loss. This reclassifica-tion has no effect on net assets or net asset values per share.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Notes to Financial Statements (continued)
Merrill Lynch Focus Twenty Fund, Inc.


The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                         Account
                                     Maintenance       Distribution
                                             Fee                Fee

Class A                                     .25%                 --
Class B                                     .25%               .75%
Class C                                     .25%               .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended November 30, 2004, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

                                            FAMD             MLPF&S

Class A                                   $  512           $ 10,930
Class I                                   $    6           $     98


For the year ended November 30, 2004, MLPF&S received contingent deferred sales charges of $190,463 and $3,455 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS and/or ML & Co.


3. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $50,862,426 and $42,399,447 for the years ended November 30, 2004 and November 30, 2003, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Year                                  Dollar
Ended November 30, 2004                   Shares             Amount

Shares sold                              481,329   $        794,575
Automatic conversion of shares           652,055          1,064,480
                                 ---------------   ----------------
Total issued                           1,133,384          1,859,055
Shares redeemed                      (4,412,770)        (7,051,872)
                                 ---------------   ----------------
Net decrease                         (3,279,386)   $    (5,192,817)
                                 ===============   ================


Class A Shares for the Year                                  Dollar
Ended November 30, 2003                   Shares             Amount

Shares sold                              891,193   $      1,172,872
Automatic conversion of shares           467,417            626,946
                                 ---------------   ----------------
Total issued                           1,358,610          1,799,818
Shares redeemed                      (4,539,268)        (5,988,547)
                                 ---------------   ----------------
Net decrease                         (3,180,658)   $    (4,188,729)
                                 ===============   ================


Class B Shares for the Year                                  Dollar
Ended November 30, 2004                   Shares             Amount

Shares sold                            1,378,821   $      2,172,468
Automatic conversion of shares         (676,047)        (1,064,480)
Shares redeemed                     (16,519,625)       (25,628,371)
                                 ---------------   ----------------
Net decrease                        (15,816,851)   $   (24,520,383)
                                 ===============   ================


Class B Shares for the Year                                  Dollar
Ended November 30, 2003                   Shares             Amount

Shares sold                            2,216,123   $      2,910,297
Automatic conversion of shares         (480,414)          (626,946)
Shares redeemed                     (19,124,137)       (24,337,108)
                                 ---------------   ----------------
Net decrease                        (17,388,428)   $   (22,053,757)
                                 ===============   ================


Class C Shares for the Year                                  Dollar
Ended November 30, 2004                   Shares             Amount

Shares sold                            1,088,748   $      1,725,857
Shares redeemed                      (9,990,558)       (15,543,166)
                                 ---------------   ----------------
Net decrease                         (8,901,810)   $   (13,817,309)
                                 ===============   ================


Class C Shares for the Year                                  Dollar
Ended November 30, 2003                   Shares             Amount

Shares sold                            2,424,709   $      3,226,042
Shares redeemed                     (12,825,102)       (16,271,726)
                                 ---------------   ----------------
Net decrease                        (10,400,393)   $   (13,045,684)
                                 ===============   ================



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Notes to Financial Statements (concluded)
Merrill Lynch Focus Twenty Fund, Inc.


Class I Shares for the Year                                  Dollar
Ended November 30, 2004                   Shares             Amount

Shares sold                              798,734   $      1,324,620
Shares redeemed                      (5,322,105)        (8,656,537)
                                 ---------------   ----------------
Net decrease                         (4,523,371)   $    (7,331,917)
                                ================   ================


Class I Shares for the Year                                  Dollar
Ended November 30, 2003                   Shares             Amount

Shares sold                            6,634,075   $      9,065,884
Shares redeemed                      (8,910,609)       (12,177,161)
                                 ---------------   ----------------
Net decrease                         (2,276,534)   $    (3,111,277)
                                 ===============   ================


4. Distributions to Shareholders:
As of November 30, 2004, the components of net accumulated losses on a tax basis were as follows:


Undistributed ordinary income--net                $              --
Undistributed long-term capital gains--net                       --
                                                  -----------------
Total undistributed earnings--net                                --
Capital loss carryforward                          (1,579,252,585)*
Unrealized gains--net                                   9,262,038**
                                                  -----------------
Total accumulated losses--net                     $ (1,569,990,547)
                                                  =================

 * On November 30, 2004, the Fund had a net capital loss carry-forward of $1,579,252,585, of which $203,559,656 expires in
   2008, $1,109,040,883 expires in 2009 and $266,652,046 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the deferral of post-October capital losses for tax purposes.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Report of Independent Registered Public Accounting Firm
Merrill Lynch Focus Twenty Fund, Inc.


To the Shareholders and Board of Directors of Merrill Lynch Focus Twenty Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Focus Twenty Fund, Inc., as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Focus Twenty Fund, Inc. as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey

January 7, 2005



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Schedule of Investments                                                                           Master Focus Twenty Trust

Industry*                 Shares Held    Common Stocks                                                            Value
Auto Components--2.7%          81,800    Autoliv, Inc.                                                       $    3,823,332

Biotechnology--7.2%           104,700  ++Genentech, Inc.                                                          5,051,775
                              126,000  ++Imclone Systems (d)                                                      5,319,720
                                                                                                             --------------
                                                                                                                 10,371,495

Capital Markets--5.1%          70,800    The Goldman Sachs Group, Inc.                                            7,417,008

Chemicals--2.4%                73,800    Monsanto Company                                                         3,396,276

Commercial Services            64,700    Manpower Inc.                                                            3,129,539
& Supplies--6.1%              209,300    Robert Half International Inc.                                           5,657,379
                                                                                                             --------------
                                                                                                                  8,786,918

Communications                160,200  ++Cisco Systems, Inc.                                                      2,997,342
Equipment--15.5%              270,400  ++Comverse Technology, Inc. (d)                                            5,751,408
                              241,900  ++Juniper Networks, Inc. (d)                                               6,659,507
                              359,000    Motorola, Inc.                                                           6,914,340
                                                                                                             --------------
                                                                                                                 22,322,597

Electronic Equipment          103,200  ++FLIR Systems, Inc.                                                       5,815,320
& Instruments--7.8%           175,800    Tektronix, Inc.                                                          5,514,846
                                                                                                             --------------
                                                                                                                 11,330,166

Health Care Equipment         182,000  ++Boston Scientific Corporation                                            6,335,420
& Supplies--6.4%               49,900  ++Fisher Scientific International Inc.                                     2,821,346
                                                                                                             --------------
                                                                                                                  9,156,766

Internet & Catalog             59,800  ++eBay Inc.                                                                6,724,510
Retail--4.7%

Internet Software             458,600  ++Akamai Technologies, Inc. (d)                                            5,938,870
& Services--8.4%              163,100  ++Yahoo! Inc. (d)                                                          6,135,822
                                                                                                             --------------
                                                                                                                 12,074,692

Machinery--2.3%                36,900    Caterpillar Inc.                                                         3,378,195

Media--4.4%                    91,100  ++NTL Incorporated                                                         6,338,738

Metals & Mining--4.5%          67,200    Phelps Dodge Corporation                                                 6,527,136

Oil & Gas--2.1%                54,400    ChevronTexaco Corporation                                                2,970,240

Road & Rail--4.1%             170,300    Norfolk Southern Corporation                                             5,846,399

Software--4.4%                163,800    Nasdaq-100 Index Tracking Stock (c)(d)                                   6,407,856

Specialty Retail--2.7%        106,900  ++Barnes & Noble, Inc.                                                     2,894,852
                               45,419  ++GameStop Corporation (Class B)                                             963,791
                                                                                                             --------------
                                                                                                                  3,858,643

Trading Companies              76,600    Fastenal Company                                                         4,684,856
& Distributors--3.3%

Wireless Telecommunication    440,800  ++Nextel Partners, Inc. (Class A) (d)                                      7,974,072
Services--5.5%
                                         Total Investments in Common Stocks
                                         (Cost--$132,353,138)--99.6%                                            143,389,895


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Schedule of Investments (concluded)                                                               Master Focus Twenty Trust

                           Beneficial
                             Interest    Short-Term Securities                                                    Value
                         $    960,798    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)         $      960,798
                           11,877,008    Merrill Lynch Liquidity Series, LLC Money Market Series (a)(b)          11,877,008

                                         Total Investments in Short-Term Securities
                                         (Cost--$12,837,806)--8.9%                                               12,837,806

Total Investments (Cost--$145,190,944**)--108.5%                                                                156,227,701
Liabilities in Excess of Other Assets--(8.5%)                                                                  (12,263,918)
                                                                                                             --------------
Net Assets--100%                                                                                             $  143,963,783
                                                                                                             ==============

  * For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

 ** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $   145,190,944
                                                   ===============
    Gross unrealized appreciation                  $    14,246,327
    Gross unrealized depreciation                      (3,209,570)
                                                   ---------------
    Net unrealized appreciation                    $    11,036,757
                                                   ===============


 ++ Non-income producing security.

(a) Investments in companies considered to be an affiliate of the Trust
    (such companies are defined as "Affiliated Companies" in Section
    2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                         Interest/
                                            Net           Dividend
    Affiliate                             Activity          Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I          $ (6,976,128)      $51,285
    Merrill Lynch Liquidity Series,
       LLC Money Market Series          $(14,927,242)      $23,429
    Merrill Lynch Premier
       Institutional Fund                 (8,934,750)      $ 3,023


(b) Security was purchased with the cash proceeds from securities loans.

(c) Represents ownership in the Nasdaq-100 Trust, a registered unit investment trust. The investment objective of the Nasdaq-100 Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component stocks of the Nasdaq-100 Index.

(d) Security, or portion of security, is on loan.

    See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Statement of Assets and Liabilities                                                               Master Focus Twenty Trust

As of November 30, 2004
Assets

           Investments in unaffiliated securities, at value (including securities
           loaned of $11,460,353) (identified cost--$132,353,138)                                           $   143,389,895
           Investments in affiliated securities, at value (identified cost--$12,837,806)                         12,837,806
           Cash                                                                                                         304
           Receivables:
               Dividends                                                                  $        84,508
               Interest from affiliates                                                             3,576
               Contributions                                                                        2,868
               Securities lending                                                                   1,683            92,635
                                                                                          ---------------
           Prepaid expenses                                                                                           3,677
                                                                                                            ---------------
           Total assets                                                                                         156,324,317
                                                                                                            ---------------

Liabilities

           Collateral on securities loaned, at value                                                             11,877,008
           Payables:
               Withdrawals                                                                        435,813
               Investment adviser                                                                   8,734
               Other affiliates                                                                     1,323           445,870
                                                                                          ---------------
           Accrued expenses                                                                                          37,656
                                                                                                            ---------------
           Total liabilities                                                                                     12,360,534
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   143,963,783
                                                                                                            ===============

Net Assets Consist of

           Investor's capital                                                                               $   132,927,026
           Unrealized appreciation--net                                                                          11,036,757
                                                                                                            ---------------
           Net Assets                                                                                       $   143,963,783
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Statement of Operations                                                                           Master Focus Twenty Trust

For the Year Ended November 30, 2004
Investment Income

           Dividends                                                                                        $     1,410,427
           Interest (including $51,285 from affiliates)                                                              52,145
           Securities lending                                                                                        26,452
                                                                                                            ---------------
           Total income                                                                                           1,489,024
                                                                                                            ---------------

Expenses

           Investment advisory fees                                                       $     1,017,899
           Accounting services                                                                     98,913
           Professional fees                                                                       48,082
           Custodian fees                                                                          41,584
           Trustees' fees and expenses                                                             16,714
           Printing and shareholder reports                                                         6,652
           Pricing fees                                                                             1,348
           Other                                                                                    9,383
                                                                                          ---------------
           Total expenses before waiver                                                         1,240,575
           Waiver of expenses                                                                    (38,342)
                                                                                          ---------------
           Total expenses after waiver                                                                            1,202,233
                                                                                                            ---------------
           Investment income--net                                                                                   286,791
                                                                                                            ---------------

Realized & Unrealized Gain (Loss)--Net

           Realized gain (loss)on:
               Investments--net                                                                12,494,268
               Short sales                                                                        223,730
               Options written                                                                  (414,922)        12,303,076
                                                                                          ---------------
           Change in unrealized appreciation/depreciation on:
               Investments--net                                                               (2,562,497)
               Short sales                                                                       (85,235)       (2,647,732)
                                                                                          ---------------   ---------------
           Total realized and unrealized gain--net                                                                9,655,344
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $     9,942,135
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Statements of Changes in Net Assets                                                               Master Focus Twenty Trust
                                                                                                   For the Year Ended
                                                                                                      November 30,
Increase (Decrease) in Net Assets:                                                               2004               2003
Operations

           Investment income (loss)--net                                                  $       286,791   $     (343,894)
           Realized gain--net                                                                  12,303,076        42,265,383
           Change in unrealized appreciation/depreciation--net                                (2,647,732)       (2,389,053)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 9,942,135        39,532,436
                                                                                          ---------------   ---------------

Capital Transactions

           Proceeds from contributions                                                          6,017,520        17,594,722
           Fair value of withdrawals                                                         (60,067,720)      (67,461,122)
                                                                                          ---------------   ---------------
           Net decrease in net assets derived from capital transactions                      (54,050,200)      (49,866,400)
                                                                                          ---------------   ---------------

Net Assets

           Total decrease in net assets                                                      (44,108,065)      (10,333,964)
           Beginning of year                                                                  188,071,848       198,405,812
                                                                                          ---------------   ---------------
           End of year                                                                    $   143,963,783   $   188,071,848
                                                                                          ===============   ===============

           See Notes to Financial Statements.


Financial Highlights                                                                              Master Focus Twenty Trust
                                                                                                             For the Period
                                                                                                            March 3, 2000++
The following ratios have been derived from                          For the Year Ended November 30,          to Nov. 30,
information provided in the financial statements.               2004         2003         2002         2001       2000
Total Investment Return**

           Total investment return                                6.07%       23.82%     (34.70%)           --           --
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver                                 .71%         .71%         .75%         .68%        .90%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses                                                .73%         .71%         .75%         .68%        .90%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income (loss)--net                           .17%       (.19%)       (.49%)       (.25%)      (.33%)*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $  143,964   $  188,072   $  198,406   $  429,953   $1,188,715
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                   182.69%      316.42%      275.69%      137.66%       62.85%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

            ++ Commencement of operations.

               See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Notes to Financial Statements
Master Focus Twenty Trust


1. Significant Accounting Policies:
Master Focus Twenty Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Equity securities that are held by the Trust that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Trust's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Notes to Financial Statements (continued)
Master Focus Twenty Trust


* Financial futures contracts--The Trust may purchase or sell financial futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Trust may purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Trust may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Trust may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Trust is classified as a "pass-through entity" for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income is recognized on the accrual basis.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Notes to Financial Statements (continued)
Master Focus Twenty Trust


(f) Short sales--When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. The Trust is required to repay the counterparty any dividends or interest received on the security sold short.

(g) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Trust. There is no increase in the aggregate fees paid by the Trust for these services.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of .60% of the average daily value of the Trust's net assets. Effective June 1, 2004, FAM agreed to waive .05% of its fee resulting in an annual fee equal to .55% of the average daily net assets of the Trust. This contractual waiver agreement has an initial 10-month term and is renewable annually thereafter. For the year ended November 30, 2004, FAM earned fees of $1,017,899, of which $38,342 was waived.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended November 30, 2004, MLIM, LLC received $11,521 in securities lending agent fees.

For the year ended November 30, 2004, the Trust reimbursed FAM
$3,535 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K., and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended November 30, 2004 were $296,650,395 and $344,873,335, respectively.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Notes to Financial Statements (concluded)
Master Focus Twenty Trust


Transactions in options written for the year ended November 30, 2004 were as follows:

                                         Number of         Premiums
                                         Contracts         Received

Outstanding call options written,
   beginning of year                            --               --
Options written                              9,350    $     459,303
Options closed                             (9,350)        (459,303)
                                     -------------    -------------
Outstanding call options written,
end of year                                     --               --
                                     =============    =============


4. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .07% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Trust's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Trust did not borrow under the credit agreement during the year ended November 30, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Report of Independent Registered Public Accounting Firm
Master Focus Twenty Trust


To the Investor and Board of Trustees of Master Focus Twenty Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Focus Twenty Trust, as of November 30, 2004 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Focus Twenty Trust as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey

January 7, 2005



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Officers and Directors/Trustees
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                                                                                            Fund Complex   Directorships
                       Position(s)   Length of                                              Overseen by    Held by
                       Held with     Time                                                   Director/      Director/
Name, Address & Age    Fund/Trust    Served   Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Interested Director/Trustee

Terry K. Glenn*        President     1999 to  President of the Merrill Lynch Investment     124 Funds      None
P.O. Box 9011          and           present  Managers, L.P. ("MLIM")/Fund Asset            157 Portfolios
Princeton,             Director/              Management, L.P. ("FAM")-advised funds
NJ 08543-9011          Trustee                since 1999; Chairman (Americas Region)
Age: 64                                       of MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from
                                              1991 to 2002; Executive Vice President
                                              and Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund/Trust based on his present and former positions with MLIM, FAM, FAMD, Princeton
  Services and Princeton Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.



Independent Directors/Trustees*


James H. Bodurtha      Director/     1995 to  Director, The China Business Group, Inc.      38 Funds       None
P.O. Box 9095          Trustee       present  since 1996 and Executive Vice President       55 Portfolios
Princeton,                                    thereof from 1996 to 2003; Chairman of
NJ 08543-9095                                 the Board, Berkshire Holding Corporation
Age: 60                                       since 1980; Partner, Squire, Sanders &
                                              Dempsey from 1980 to 1993.


Joe Grills             Director/     2002 to  Member of the Committee of Investment of      38 Funds       Kimco Realty
P.O. Box 9095          Trustee       present  Employee Benefit Assets of the Association    55 Portfolios  Corporation
Princeton,                                    of Financial Professionals ("CIEBA") since
NJ 08543-9095                                 1986; Member of CIEBA's Executive Committee
Age: 69                                       since 1988 and its Chairman from 1991 to
                                              1992; Assistant Treasurer of International
                                              Business Machines Corporation ("IBM") and
                                              Chief Investment Officer of IBM Retirement
                                              Funds from 1986 to 1993; Member of the
                                              Investment Advisory Committee of the State
                                              of New York Common Retirement Fund since
                                              1989; Member of the Investment Advisory
                                              Committee of the Howard Hughes Medical
                                              Institute from 1997 to 2000; Director, Duke
                                              University Management Company from 1992 to
                                              2004, Vice Chairman thereof from 1998 to
                                              2004 and Director Emeritus thereof since
                                              2004; Director, LaSalle Street Fund from
                                              1995 to 2001; Director, Kimco Realty
                                              Corporation since 1997; Member of the
                                              Investment Advisory Committee of the
                                              Virginia Retirement System since 1998 and
                                              Vice Chairman thereof since 2002; Director,
                                              Montpelier Foundation since 1998 and its
                                              Vice Chairman since 2000; Member of the
                                              Investment Committee of the Woodberry Forest
                                              School since 2000; Member of the Investment
                                              Committee of the National Trust for Historic
                                              Preservation since 2000.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Officers and Directors/Trustees (continued)
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                                                                                            Fund Complex   Directorships
                       Position(s)   Length of                                              Overseen by    Held by
                       Held with     Time                                                   Director/      Director/
Name, Address & Age    Fund/Trust    Served   Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Independent Directors/Trustees* (concluded)

Herbert I. London      Director/     2000 to  John M. Olin Professor of Humanities, New     38 Funds       None
P.O. Box 9095          Trustee       present  York University since 1993 and Professor      55 Portfolios
Princeton,                                    thereof since 1980; President, Hudson
NJ 08543-9095                                 Institute since 1997 and Trustee thereof
Age: 65                                       since 1980; Dean, Gallatin Division of New
                                              York University from 1976 to 1993;
                                              Distinguished Fellow, Herman Kahn Chair,
                                              Hudson Institute from 1984 to 1985; Director,
                                              Damon Corp. from 1991 to 1995; Overseer,
                                              Center for Naval Analyses from 1983 to 1993.


Roberta Cooper Ramo    Director/     2000 to  Shareholder, Modrall, Sperling, Roehl,        38 Funds       None
P.O. Box 9095          Trustee       present  Harris & Sisk, P.A. since 1993; President,    55 Portfolios
Princeton,                                    American Bar Association from 1995 to
NJ 08543-9095                                 1996 and Member of the Board of Governors
Age: 62                                       thereof from 1994 to 1997; Shareholder,
                                              Poole, Kelly & Ramo, Attorneys at Law,
                                              P.C. from 1977 to 1993; Director, ECMC
                                              Group (service provider to students,
                                              schools and lenders) since 2001; Director,
                                              United New Mexico Bank (now Wells Fargo)
                                              from 1983 to 1988; Director, First National
                                              Bank of New Mexico (now Wells Fargo) from
                                              1975 to 1976; Vice President, American Law
                                              Institute since 2004.


Robert S. Salomon, Jr. Director/     2002 to  Principal of STI Management (investment       38 Funds       None
P.O. Box 9095          Trustee       present  adviser) since 1994; Chairman and CEO of      55 Portfolios
Princeton,                                    Salomon Brothers Asset Management from
NJ 08543-9095                                 1992 to 1995; Chairman of Salomon Brothers
Age: 68                                       equity mutual funds from 1992 to 1995;
                                              regular columnist with Forbes Magazine
                                              from 1992 to 2002; Director of Stock
                                              Research and U.S. Equity Strategist at
                                              Salomon Brothers from 1975 to 1991; Trustee,
                                              Commonfund from 1980 to 2001.


Stephen B. Swensrud    Director/     2002 to  Chairman of Fernwood Advisors, Inc.           39 Funds       None
P.O. Box 9095          Trustee       present  (investment adviser) since 1996; Principal,   56 Portfolios
Princeton,                                    Fernwood Associates (financial consultants)
NJ 08543-9095                                 since 1975; Chairman of R.P.P. Corporation
Age: 71                                       (manufacturing company) since 1978; Director
                                              of International Mobile Communications,
                                              Incorporated (telecommunications) since 1998.


* The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Officers and Directors/Trustees (concluded)

                       Position(s)   Length of
                       Held with     Time
Name, Address & Age    Fund/Trust    Served   Principal Occupation(s) During Past 5 Years
Fund Officers*

Donald C. Burke        Vice          2000 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011          President     present  1999; Senior Vice President and Treasurer of Princeton Services since 1999 and
Princeton,             and                    Director since 2004; Vice President of FAMD since 1999; Vice President of MLIM
NJ 08543-9011          Treasurer              and FAM from 1990 to 1997; Director of MLIM Taxation since 1990.
Age: 44


Robert C. Doll, Jr.    Senior        2000 to  President of MLIM and member of the Executive Management Committee of
P.O. Box 9011          Vice          present  ML & Co., Inc. since 2001; Global Chief Investment Officer and Senior
Princeton,             President              Portfolio Manager of MLIM since 1999; Chief Investment Officer of Equities
NJ 08543-9011                                 at Oppenheimer Funds, Inc. from 1990 to 1999 and Chief Investment Officer
Age: 50                                       thereof from 1998 to 1999; Executive Vice President of Oppenheimer Funds, Inc.
                                              from 1991 to 1999.


Jeffrey Hiller         Chief         2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President
P.O. Box 9011          Compliance    present  and Chief Compliance Officer of MLIM since 2004; Global Director of Compliance
Princeton,             Officer                at Morgan Stanley Investment Management from 2002 to 2004; Managing Director
NJ 08543-9011                                 and Global Director of Compliance at Citigroup Asset Management from 2000 to
Age: 53                                       2002; Chief Compliance Officer at Soros Fund Management in 2000; Chief
                                              Compliance Officer at Prudential Financial from 1995 to 2000.


Alice A. Pellegrino    Secretary     2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999
P.O. Box 9011                        present  to 2002; Attorney associated with MLIM since 1997.
Princeton,
NJ 08543-9011
Age: 44


* Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.


Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


Andre F. Perold resigned as a Director/Trustee of the Fund/Trust effective October 22, 2004.

Effective January 1, 2005, Terry K. Glenn will retire as President and Director/Trustee of Merrill Lynch Focus Twenty Fund, Inc. and
Master Focus Twenty Trust. The Fund's/Trust's Board of
Directors/Trustees wishes Mr. Glenn well in his retirement.

Effective January 1, 2005, Robert C. Doll, Jr. will become President and Director/Trustee of the Fund and the Trust.



MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


MERRILL LYNCH FOCUS TWENTY FUND, INC., NOVEMBER 30, 2004


Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills, (2) Andre F. Perold (resigned as of October 1, 2004), (3) Robert S. Salomon, Jr., and (4) Stephen B. Swensrud.

Item 4 - Principal Accountant Fees and Services

Merrill Lynch Focus Twenty Fund, Inc.
(a) Audit Fees -     Fiscal Year Ending November 30, 2004 - $6,200
                     Fiscal Year Ending November 30, 2003 - $6,000

Master Focus Twenty Trust
(a) Audit Fees -     Fiscal Year Ending November 30, 2004 - $25,000
                     Fiscal Year Ending November 30, 2003 - $30,000

Merrill Lynch Focus Twenty Fund, Inc.
(b) Audit-Related Fees -
                     Fiscal Year Ending November 30, 2004 - $0
                     Fiscal Year Ending November 30, 2003 - $0

Master Focus Twenty Trust
(b) Audit-Related Fees -
                     Fiscal Year Ending November 30, 2004 - $0
                     Fiscal Year Ending November 30, 2003 - $0

Merrill Lynch Focus Twenty Fund, Inc.
(c) Tax Fees -       Fiscal Year Ending November 30, 2004 - $5,800
                     Fiscal Year Ending November 30, 2003 - $5,400

The nature of the services include tax compliance, tax advice and tax planning.

Master Focus Twenty Trust
(c) Tax Fees -       Fiscal Year Ending November 30, 2004 - $0
                     Fiscal Year Ending November 30, 2003 - $5,000

The nature of the services include tax compliance, tax advice and tax planning.

Merrill Lynch Focus Twenty Fund, Inc.
(d) All Other Fees - Fiscal Year Ending November 30, 2004 - $0
                     Fiscal Year Ending November 30, 2003 - $0

Master Focus Twenty Trust
(d) All Other Fees - Fiscal Year Ending November 30, 2004 - $0
                     Fiscal Year Ending November 30, 2003 - $0

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)  0%

(f) Not Applicable

(g) Fiscal Year Ending November 30, 2004 - $12,448,225
    Fiscal Year Ending November 30, 2003 - $18,947,106

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust


By:    _/s/ Robert C. Doll, Jr._______
       Robert C. Doll, Jr.,
       President of
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President of
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: January 13, 2005


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: January 13, 2005